Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ZANITE ACQUISITION CORP [Member]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
Investments Held in Trust Account
At March 31, 2022 and December 31, 2021, assets held in the Trust Account were comprised of $236,947,197 and $236,926,076, respectively, in money market funds which are invested primarily in U.S. Treasury Securities. Through March 31, 2022, the Company has not withdrawn any interest earned on the Trust Account.
Warrant and Forward Contract Liability
At March 31, 2022 and December 31, 2021, the Company’s warrant liability was valued at $16,622,500 and $23,575,000, respectively. The forward contracts to acquire additional warrants liability were settled during the year ended December 31, 2021 and does not exist as of March 31, 2022. Under the guidance in ASC
815-40,
the warrants and forward contract do not meet the criteria for equity treatment. As such, the warrants and forward contract must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement
at each balance sheet date. With each
re-measurement,
the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s Statements of Operations.
Recurring Fair Value Measurements
The following table presents fair value information as of March 31, 2022 and December 31, 2021, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s investments held in the Trust Account consist of U. S. Treasury Bills or U.S. Money Market, fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s Private Placement Warrant liability as of March 31, 2022, and December 31, 2021, are based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value
. During 2021, the value of the Public Warrant liability was transferred out of Level 3 and into Level 1 classification after the Public Warrants began active trading.

Description	Level	March 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$236,947,197	$236,926,076
Liabilities:
Public Warrants	1	$7,360,000	10,465,000
Private Placement Warrants	3	$9,262,500	$13,110,000
Measurement
The Company established the initial fair value for the warrant liability and forward contract liability on November 19, 2020, the date of the consummation of the Company’s Initial Public Offering. The Company used a Monte Carlo simulation model to initially value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Company valued the forward contract to issue additional Private Placement Warrants by determining the difference between the purchase price and the valuation of the underlying Private Placement Warrants, as described above, and used a probability-weighted average to estimate the number of additional Private Placement Warrants to be issued. For the Public Warrants, the Company allocated the proceeds received from the sale of Units (which is inclusive of one share of Class A common stock and one-half
of one Public Warrant) first to the Public Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), and Class A common stock (permanent equity). The Private Placement Warrants and forward contract were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. As of March 31, 2022 and December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.
The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The key inputs into the modified Black-Scholes model were as follows at March 31, 2022 and December 31, 2021:

Input	March 31, 2022	December 31, 2021	March 31, 2021
Risk-free interest rate	2.40%	1.29%	1.04%
Expected term (years)	5.11	5.0	5.5
Expected volatility	6.5%	12.3%	18.8%
Exercise price	$11.50	$11.50	$11.50
Dividend yield	0.0%	0.0%	0.0%
Expected stock price at De-SPAC	$10.26	$10.18	$9.95
Probability weighted average of additional shares to be issued for the forward contract	N/A	N/A	3,450,000
The change in the fair value of the derivative liabilities for the period ended March 31, 2022 and 2021 is summarized as follows:

	Private Placement	Public	Forward Contract	Derivative Liabilities
Fair value as of January 1, 2021	$17,080,500	$19,435,000	$3,542,000	$40,057,500
Change in valuation inputs or other assumptions	(4,632,000)	(4,945,000)	(2,541,500)	(12,118,500)

Fair value as of March 31, 2021	12,448,500	14,490,000	1,000,500	27,939,000
Sale of 2,300,000 warrants to Sponsor on May 19, 2021	2,093,000	—	—	2,093,000
Sale of 2,300,000 warrants to Sponsor on November 16, 2021	2,024,000	—	—	2,024,000
Change in valuation inputs or other assumptions (1)	(3,455,500)	(4,025,000)	(1,000,500)	(8,481,000)

Fair value as of December 31, 2021	13,110,000	10,465,000	—	23,575,000
Change in valuation inputs	(3,847,500)	(3,105,000)	—	(6,952,500)

Fair value as of March 31, 2022	$9,262,500	$7,360,000	$—	$16,622,500

(1)
The change in valuation inputs or other assumptions for the Forward Contract includes a settlement of the Forward Contract related to the Sponsor’s exercise of its option to purchase 4,600,000 Private Placement Warrants. The Company realized a $483,000 gain during the period as part of the settlement of the Forward Contract derivative liability. See Note 4 for additional information.

There were transfers out of Level 3 of the fair value hierarchy into Level 1 totaling $19,435,000 during the year ended December 31, 2021.

NOTE 10. FAIR VALUE MEASUREMENTS
Investments Held in Trust Account
At December 31, 2021 and 2020, assets held in the Trust Account were comprised of $236,926,076 and $232,302,673, respectively, in money market funds which are invested primarily in U.S. Treasury Securities. During the year ended December 31, 2021 and for the period from August 7, 2020 (inception) through December 31, 2020, the Company did not withdraw any interest earned on the Trust Account.
Warrant and Forward Contract Liability
At December 31, 2021 and 2020, the Company’s warrant liability was valued at $23,575,000 and $36,515,500, respectively, and its forward contract to acquire additional warrants liability was settled during the period and does not exist as of December 31, 2021
,
and was valued as a liability of $3,542,000 as of December 31, 2020. Under the guidance in
ASC815-40,
the warrants and forward contract do not meet the criteria for equity treatment. As such, the warrants and forward contract must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement
at each balance sheet date. With each
re-measurement,
the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s Statements of Operations.
Recurring Fair Value Measurements
The following table presents fair value information as of December 31, 2021 and 2020 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s investments held in the Trust Account consist of U. S. Treasury Bills or U.S. Money Market, fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s Forward Contract liability was fair valued based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets through the settlement date of November 16, 2021, and as of December 31, 2020. The Company’s Private Placement Warrant liability as of December 31, 2021 and 2020, and Public Warrant liability as of December 31, 2020, are based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. For the year ended December 31, 2021, the value of the Public Warrant liability was transferred out of Level 3 and into Level 1 classification. The Public Warrant liability moved from Level 3 to Level 1 during the year ended December 31, 2021 after the Public Warrants began active trading.

Description	Level	December 31, 2021	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$236,926,076	$232,302,673
Liabilities:
Public Warrants	1	$10,465,000	—
Public Warrants	3	—	$19,435,000
Private Placement Warrants	3	$13,110,000	$17,080,500
Forward Contract	3	—	$3,542,000
Measurement
The Company established the initial fair value for the warrant liability and forward contract liability on November 19, 2020, the date of the consummation of the Company’s Initial Public Offering. On December 31, 2020, the fair value was remeasured. For both periods, neither the Public Warrants nor the Private Placement Warrants were separately traded on an open market. As such, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. The Company valued the forward contract to issue additional Private Placement Warrants by determining the difference between the purchase price and the valuation of the underlying Private Placement Warrants, as described above, and used a probability-weighted average to estimate the number of additional Private Placement Warrants to be issued. For the Public Warrants, the Company allocated the proceeds received from the sale of Units (which is inclusive of one share of Class A common stock and one-half
of one Public Warrant) first to the Public Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), and Class A common stock (permanent equity). The Private Placement Warrants and forward contract were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. As of December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.
The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The key inputs into the Monte Carlo simulation model (December 31, 2020 only) and the modified Black-Scholes model were as follows at December 31, 2021 (Private Placement Warrants only) and December 31, 2020:

Input	December 31, 2021		December 31, 2020
Risk-free interest rate		1.29%	0.50%
Expected term (years)		5.0	6.0
Expected volatility		12.3%	25.0%
Exercise price		$11.50	$11.50
Dividend yield		0.0%	0.0%
Expected stock price at De-SPAC		$10.18	$10.00
Probability-weighted average of additional shares to be issued for the forward contract	$	N/A (1)	$4,600,000

(1)	The forward contract liability was settled during the year (Note 4).
The change in the fair value of the derivative liabilities for the year ended December 31, 2021 is summarized as follows:

	Private Placement	Public	Forward Contract	Derivative Liabilities
Fair value as of January 1, 2021	$17,080,500	$19,435,000	$3,542,000	$40,057,500
Sale of 2,300,000 warrants to Sponsor on May 19, 2021	2,093,000	—	—	2,093,000
Sale of 2,300,000 warrants to Sponsor on November 16, 2021	2,024,000	—	—	2,024,000
Change in valuation inputs or other assumptions (1)	(8,087,500)	(8,970,000)	(3,542,000)	(20,599,500)

Fair value as of December 31, 2021	$13,110,000	$10,465,000	$—	$23,575,000

(1)
The change in valuation inputs or other assumptions for the Forward Contract includes a settlement of the Forward Contract related to the Sponsor’s exercise of its option to purchase 4,600,000 Private Placement Warrants. The Company realized a $483,000 gain during the period as part of the settlement of the Forward Contract derivative liability. See Note 4 for additional information.

There were transfers out of Level 3 of the fair value hierarchy into Level 1 totaling $19,435,000 during the year ended December 31, 2021.